Private Placement Financing - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		97 Months Ended						6 Months Ended		1 Months Ended
	Apr. 19, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Feb. 04, 2014	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2014 Series A Warrants	Mar. 31, 2014 Series B Warrants	Mar. 31, 2014 Series B Warrants After Issuance	Mar. 31, 2014 Series C Warrants	Jan. 30, 2014 Private Placement	Mar. 31, 2014 Private Placement
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Stock issued during period, shares, new issues														11,400,000
Share price														$ 0.25
Common stock issuance upon exercise of warrants														34,200,000
Proceeds from issuance of common stock														$ 2,850,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.75	0		0		0		0.27		0.30	0.35		0.40
Exercise Term Of Warrants												12 months
Percentage Of Exercisability Of Warrants													4.90%
Derivative, Fair Value, Net, Total		10,391,693		10,391,693		10,391,693
Proceeds from Issuance of Private Placement	2,000,000			2,850,000
Fair Value Of Derivative Liabilities In Excess Of Proceeds				7,541,693
Common Stock, Shares Issued		72,076,487		72,076,487		72,076,487		60,145,237	5,645,212						11,400,000
Common Stock		71,926		71,926		71,926		60,145	5,645						11,400
Common Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001		$ 0.001	$ 0.30	$ 0.001	$ 0.001						$ 0.001
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)		$ 484,875	$ 0	$ 484,875	$ 0	$ 484,875